Receivables and Other Current Assets - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Receivables (Note 16)	€ 6,220	€ 8,752
Trade receivables billed	8,334	10,969
Impairment of trade receivables	(2,549)	(2,798)
Receivables from associates and joint ventures (Note 9)	25	37
Other receivables	410	544
Other current assets	1,303	2,033
Contractual assets (Note 23)	104	351
Capitalized costs (Note 23)	580	625
Prepayments	619	1,057
Total	€ 7,523	€ 10,785